Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our company does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of its compensation program. Equity awards are not granted at any pre‑determined time during the year, though awards in 2024 and other recent years to executive officers have been granted in mid-February. The Compensation Committee has selected this time period for review of executive compensation because it coincides with executive performance reviews and allows the Compensation Committee to receive and consider fiscal year financial information available at that time. Restricted stock awards to our non-employee directors typically occur on or near the date of the annual meeting of stockholders. The timing of restricted stock and other equity awards in connection with new hires, promotions, or other non-routine grants may be tied to the event giving rise to the award (such as an employee’s commencement of employment or promotion effective date), and in other cases such grants may be awarded at the same time with other annual grants to executive officers and non-employee directors. We do not time the disclosure of material nonpublic information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.

Award Timing Method	Our company does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards as part of its compensation program. Equity awards are not granted at any pre‑determined time during the year, though awards in 2024 and other recent years to executive officers have been granted in mid-February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material nonpublic information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false